Capital, Share Premium, Reserves (Details)								12 Months Ended
	Apr. 17, 2023 EUR (€) shares	Apr. 17, 2023 USD ($)	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 29, 2023 EUR (€) shares	Mar. 29, 2023 USD ($)	Mar. 23, 2023 USD ($) $ / shares	Sep. 21, 2020 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Aug. 29, 2023 EUR (€) shares	Jul. 14, 2023 EUR (€) shares	Sep. 30, 2022 EUR (€) shares	Jun. 08, 2022 EUR (€) shares	Feb. 22, 2021 EUR (€) shares
Capital, Share Premium, Reserves
Number of new shares issued | shares	375,000		2,047,544	393,162							10,000	2,000	10,000	38,920	25,000
Aggregate capital increase	€ 2,700,000			€ 2,500,000					€ 50,000		€ 52,000,000	€ 10,000,000	€ 119,000,000	€ 7,000	€ 129,000,000
Share price | (per share)			€ 6.52			$ 7.10
Gross proceeds		$ 3,000,000.0	€ 13,350,000		$ 2,800,000	$ 15,000,000
Direct-attributable transaction costs	340,000						€ 6,500,000	€ 7,600,000
Proceeds net of transaction costs	€ 18,300,000							18,337,000	€ 255,000	€ 77,728,000
IPO
Capital, Share Premium, Reserves
Number of new shares issued | shares				393,162
Gross proceeds				€ 2,800,000
IPO | Underwriters
Capital, Share Premium, Reserves
Number of new shares issued | shares				50
Share premium
Capital, Share Premium, Reserves
Number of new shares issued | shares														0
Direct-attributable transaction costs								€ 340,000		€ 7,587,000